Supplemental Statements of Consolidated and Combined Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil & natural gas sales	$ 255,608	$ 231,923	$ 112,793
Pipeline tariff income	1,468	1,379	1,332
Other income	1,347	1,310	1,562
Total revenues	258,423	234,612	115,687
Costs and expenses:
Lease operating	80,116	62,909	37,779
Pipeline operating	2,114	2,526	1,896
Exploration	2,463	1,126	246
Production and ad valorem taxes	16,048	11,680	4,839
Depreciation, depletion, and amortization	76,036	61,882	38,786
Impairment of proved oil and natural gas properties	10,532	18,415	11,838
General and administrative	30,342	26,695	16,262
Accretion of asset retirement obligations	4,377	4,032	3,111
(Gain) loss on commodity derivative instruments	(21,417)	(58,407)	(9,178)
(Gain) on sale of properties	(9,759)	(63,033)	(239)
Other, net	138	2,282	1,195
Total costs and expenses	190,990	70,107	106,535
Operating income	67,433	164,505	9,152
Other income (expense):
Interest expense, net	(20,436)	(14,970)	(4,732)
Amortization of investment premium	(194)	(606)	(907)
Total other income (expense)	(20,630)	(15,576)	(5,639)
Income before income taxes	46,803	148,929	3,513
Income tax benefit (expense)	(285)	(139)	(483)
Net income	46,518	148,790	3,030
Net income (loss) attributable to predecessor		75,740	(11,317)
Net income attributable to previous owners	46,293	66,604	14,355
Net income (loss) attributable to noncontrolling interest	104	(146)	(8)
Net income attributable to partners	121	6,592
Allocation of net income attributable to partners:
Limited partners	121	6,585
General partner		$ 7
Earnings per unit: (see Note 11)
Basic and diluted earnings per unit	$ 0.01	$ 0.30
Weighted average limited partner units outstanding:
Basic and diluted	22,880	21,756